Fair Value of Financial Instruments and Derivatives Instruments, detail (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Derivative assets	$ 62	$ 0
Derivative assets - Long-term	0	88
Derivative liabilities	2	17
Derivatives liabities - Long-term	0	157
Derivatives not designated as hedging instruments
Derivative [Line Items]
Total Derivatives	62	88
Total Derivatives	2	174
Derivatives not designated as hedging instruments | Interest Rare Swap | Current assets
Derivative [Line Items]
Derivative assets	62	0
Derivatives not designated as hedging instruments | Interest Rare Swap | Noncurrent assets
Derivative [Line Items]
Derivative assets - Long-term	0	88
Derivatives not designated as hedging instruments | Interest Rare Swap | Current liabilities
Derivative [Line Items]
Derivative liabilities	2	17
Derivatives not designated as hedging instruments | Interest Rare Swap | Noncurrent liabilities
Derivative [Line Items]
Derivatives liabities - Long-term	$ 0	$ 157